Interim Consolidated Statement of Changes in Shareholders’ Equity - EUR (€)	Total	Share capital	Share premium	Retained earnings	Other reserves	Net income (loss)	Ordinary Shares Share capital	Preferred Shares Share capital
Balance at beginning of period (in shares) at Dec. 31, 2021							79,542,627	14,095
Balance at beginning of period at Dec. 31, 2021	€ 107,440,000	€ 3,978,000	€ 375,220,000	€ (219,404,000)	€ 456,000	€ (52,809,000)
Net income (loss)	6,303,000					6,303,000
Actuarial gains on defined benefit obligations	471,000				471,000
Foreign currency translation loss	(670,000)			(28,000)	(642,000)
Total comprehensive income (loss)	6,104,000			(28,000)	(171,000)	6,303,000
Allocation of prior period income (loss)	0			(52,809,000)		52,809,000
Exercise and subscription of equity instruments (in shares)							211,030
Exercise and subscription of equity instruments	191,000	11,000	181,000
Shared-based payment	2,596,000		2,596,000
Balance at end of period (in shares) at Jun. 30, 2022							79,753,657	14,095
Balance at end of period at Jun. 30, 2022	116,333,000	3,988,000	377,998,000	(272,241,000)	284,000	6,303,000
Balance at beginning of period (in shares) at Dec. 31, 2022							80,212,069	14,095
Balance at beginning of period at Dec. 31, 2022	54,151,000	4,011,000	379,637,000	(272,213,000)	819,000	(58,103,000)
Net income (loss)	1,718,000					1,718,000
Actuarial gains on defined benefit obligations	101,000				101,000
Foreign currency translation loss	146,000				146,000
Total comprehensive income (loss)	1,965,000				247,000	1,718,000
Allocation of prior period income (loss)	0			(58,103,000)		58,103,000
Exercise and subscription of equity instruments (in shares)							304,553
Exercise and subscription of equity instruments	348,000	15,228	332,621
Shared-based payment	1,400,000		1,400,000
Balance at end of period (in shares) at Jun. 30, 2023							80,516,622	14,095
Balance at end of period at Jun. 30, 2023	€ 57,863,000	€ 4,026,536	€ 381,371,000	€ (330,315,000)	€ 1,064,000	€ 1,718,000